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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-21311

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                            PIMCO High Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

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                 Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                              New York, NY 10019
                    (Name and Address of Agent for Service)

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       Registrant's telephone number, including area code: 212-739-3000

                       Date of fiscal year end: March 31

         Date of reporting period: July 1, 2012 through June 30, 2013

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Item 1. Proxy Voting Record

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:            811-21311

Name of Registrant:      PIMCO High Income Fund

Address of Principal Executive Offices:
                       1633 Broadway
                       New York, New York 10019
Name and address of agent of service:
                       Allianz Global Investors Fund Management LLC
                       PIMCO High Income Fund
                       1633 Broadway
                       New York, New York 10019

Registrant's telephone number including area code:


Date of reporting period:
                       07/01/2012    -   06/30/2013





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Registrant Name : PIMCO High Income Fund
Fund Name : PIMCO High Income Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.
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SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               PIMCO High Income Fund

By (Signature and Title)*:  /s/ Brain Shlissel
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                            Name: Brian Shlissel
                            Title: President and Chief Executive Officer

Date: August 27, 2013

* Print the name and title of each signing officer under his or her signature.